Inventory (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Inventories	€ 810	€ 3,500
Inventory cost materials	€ 20	€ 100